Condensed Financial Information of DHT Holdings, Inc. (parent company only), Condensed Statement of Financial Position (Details) - USD ($) $ in Thousands		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Current assets [Abstract]
Cash and cash equivalents		$ 125,948	[1],[2]	$ 60,658	[1],[2]	$ 68,641	$ 67,356
Total current assets		235,589		131,972
Investment in associate company		0		5,406
Total non-current assets		1,272,885		1,477,391
Total assets		1,508,474		1,609,362
Current liabilities [Abstract]
Accounts payable and accrued expenses	[1]	29,398		19,662
Total current liabilities		64,374		41,944
Non-current liabilities [Abstract]
Long-term debt	[1]	367,069		512,507
Total non-current liabilities		370,614		520,059
Total liabilities		434,988		562,003
Stockholders' equity [Abstract]
Stock		1,627		1,661
Paid-in additional capital		1,243,754		1,264,000
Accumulated deficit		(180,664)		(222,405)
Total equity		1,073,486		1,047,359		1,108,940	932,449
Total liabilities and equity		1,508,474		1,609,362
Parent Company [Member]
Current assets [Abstract]
Cash and cash equivalents		29,601		15,539		$ 5,310	$ 22,492
Accounts receivable and prepaid expenses		749		74
Amounts due from related parties		89,980		90,190
Total current assets		120,330		105,803
Investments in subsidiaries		375,683		392,489
Loan to subsidiaries		377,131		338,051
Investment in associate company		0		201
Total non-current assets		752,814		730,741
Total assets		873,144		836,545
Current liabilities [Abstract]
Accounts payable and accrued expenses		201		447
Total current liabilities		201		447
Stockholders' equity [Abstract]
Stock		1,627		1,661
Paid-in additional capital		1,196,239		1,217,244
Accumulated deficit		(324,923)		(382,808)
Total equity		872,943		836,097
Total liabilities and equity		$ 873,144		$ 836,545

[1]	Amortized cost.
[2]	Cash and cash equivalents include $316 thousand in restricted cash in 2022 and $289 thousand in 2021, including employee withholding tax.